Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Total assets (decrease) increase	$ (102,826)	$ (79,140)	$ 15,364
Liabilities:
Total liabilities increase (decrease)	(221,635)	86,692	(46,634)
Net (decrease) increase	118,809	(165,832)	61,998
Deferred income tax (benefit) expense	41,583	(58,041)	21,700
Net (decrease) increase	77,226	(107,791)	40,298
Account balances and future policy benefit reserves
Liabilities:
Total liabilities increase (decrease)	(224,074)	86,596	(69,519)
Unearned premiums
Liabilities:
Total liabilities increase (decrease)	2,439	96	22,885
DAC
Assets:
Total assets (decrease) increase	(82,082)	(63,616)	34,334
DSI
Assets:
Total assets (decrease) increase	(20,860)	(14,512)	(23,621)
VOBA
Assets:
Total assets (decrease) increase	$ 116	$ (1,012)	$ 4,651